EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Nov. 21, 2024	Sep. 10, 2024	Jun. 30, 2025	Dec. 31, 2024	Apr. 21, 2025	Dec. 31, 2023	Oct. 21, 2023
Class of Stock [Line Items]
Ordinary shares, authorized	50,056,099						500,000,000
Ordinary shares, earnout shares	9,000,000
Conversion of stock, description			The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 128,814,283 shares exchanged for 45,000,000 shares (excluding escrowed shares), to reflect the equity structure of the legal acquirer, Elong.	The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 128,814,283 shares exchanged for 45,000,000 shares (excluding escrowed shares), to reflect the equity structure of the legal acquirer, Elong.
Recapitalization costs				$ 0.6
Additional paid in capital			$ 3.4	$ 3.4
2025 Share Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, par value					$ 0.0001
Shares issued					8,000,000
Investors [Member]
Class of Stock [Line Items]
Stock issued during period shares		700,000		700,000
Elong Power (Ganzhou) [Member]
Class of Stock [Line Items]
Earnout shares				9,000,000
Revenues				$ 399.4
Reverse Recapitalization [Member]
Class of Stock [Line Items]
Conversion of stock, description			The equity is restated using the exchange ratio of 0.35 established in the reverse recapitalization transaction, which is 128,814,283 shares exchanged for 45,000,000 shares (the number of Exchange Shares excluding Escrow Shares, see below), to reflect the equity structure of the legal acquirer, Elong	The equity is restated using the exchange ratio of 0.35 established in the reverse recapitalization transaction, which is 128,814,283 shares exchanged for 45,000,000 shares (the number of Exchange Shares excluding Escrow Shares, see below), to reflect the equity structure of the legal acquirer, Elong.
TMT Acquisition Corp [Member]
Class of Stock [Line Items]
Conversion of stock, description	At the effective time of the Merger (the “Effective Time”), (i) each ordinary share of TMT, par value $0.0001 per share (“TMT Ordinary Share”) issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) converted into one Class A ordinary share of Elong, par value $0.00001 per share (“Elong Class A Ordinary Share”)
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, authorized			4,000,000,000	4,000,000,000		4,000,000,000
Common stock, par value			$ 0.00001	$ 0.00001		$ 0.00001
Voting each			one	one voting each
Shares issued	44,278,662		61,278,662	53,278,662		39,222,563
Ordinary shares, outstanding	44,278,662		61,278,662	53,278,662		39,222,563
Share price		$ 10.00
Common Class A [Member] | TMT Acquisition Corp [Member]
Class of Stock [Line Items]
Conversion of stock, description	At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 4,356,099 Elong Class A Ordinary Shares were issued to TMT stockholders.
Conversion of stock, shares issued	4,356,099
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, authorized			1,000,000,000	1,000,000,000		1,000,000,000
Common stock, par value			$ 0.00001	$ 0.00001		$ 0.00001
Voting each			fifty	fifty voting each
Shares issued	5,777,437		5,777,437	5,777,437		5,777,437
Ordinary shares, outstanding	5,777,437		5,777,437	5,777,437		5,777,437
Shares, Issued				300,000
Common Class A And B [Member]
Class of Stock [Line Items]
Earnout shares				4,500,000
Revenues				$ 251.5